SHARE-BASED COMPENSATION - Summary of Assumptions Used to Estimate Fair Value of Share Options (Detail) - 2011 Share Incentive Plan [Member]	9 Months Ended
Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	1.00%
Expected stock price volatility	46.00%
Risk-free interest rate	1.44%
Expected average life of options (years)	5 years 7 months 6 days